Label	Element	Value
SA Index Allocation 90/10 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Index Allocation 90/10 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 90% of its assets (with a range of 80% to 100%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Equity Portfolios include, among others, funds that invest in domestic and international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.

The Underlying Portfolios will generally be limited to index funds, which are passively managed to track the performance of designated indices, although the Portfolio may also from time to time invest in Underlying Portfolios that are not index funds, including for cash management purposes. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The following chart sets forth the Portfolio’s target allocations set by SunAmerica Asset Management, LLC (“SunAmerica”) on January 31, 2020 to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.

Underlying Portfolio	% of Total Portfolio
Equity	90.50%
SA Large Cap Index Portfolio	57.00%
SA Mid Cap Index Portfolio	10.00%

Underlying Portfolio	% of Total Portfolio
SA Small Cap Index Portfolio	5.00%
SA International Index Portfolio	18.50%
Fixed Income	9.50%
SA Fixed Income Intermediate Index Portfolio	3.32%
SA Fixed Income Index Portfolio	6.18%

The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), Russell 2000® Index, S&P 500® Index, Bloomberg Barclays U.S. Government/Credit Bond Index, S&P MidCap 400® Index, Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and two blended indices. Effective April 30, 2020, the Portfolio changed its blended index from 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000® Index, 20% MSCI EAFE® Index (net) and 10% Bloomberg Barclays U.S. Government/Credit Bond Index (the “Old Blended Index”) to 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000® Index, 20% MSCI EAFE® Index (net), 5% Bloomberg Barclays U.S. Government/Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “New Blended Index”). The Portfolio believes that the New Blended Index may be more representative of the market sectors and types of securities in which the Underlying Portfolios invest pursuant to their stated investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), Russell 2000® Index, S&P 500® Index, Bloomberg Barclays U.S. Government/Credit Bond Index, S&P MidCap 400® Index, Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and two blended indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 2-year period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended March 31, 2019) and the lowest return for a quarter was -13.00% (quarter ended December 31, 2018). The year-to-date calendar return as of March 31, 2020 was -19.65%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Effective April 30, 2020, the Portfolio changed its blended index from 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000® Index, 20% MSCI EAFE® Index (net) and 10% Bloomberg Barclays U.S. Government/Credit Bond Index (the “Old Blended Index”) to 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000® Index, 20% MSCI EAFE® Index (net), 5% Bloomberg Barclays U.S. Government/Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “New Blended Index”). The Portfolio believes that the New Blended Index may be more representative of the market sectors and types of securities in which the Underlying Portfolios invest pursuant to their stated investment strategies.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2019)
SA Index Allocation 90/10 Portfolio | MSCI EAFE® Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Bloomberg Barclays U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | S&P MidCap 400® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Old Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | New Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017
SA Index Allocation 90/10 Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2018	rr_AnnualReturn2018	(7.66%)
Annual Return 2019	rr_AnnualReturn2019	25.53%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2017

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.